Income Tax - Schedule of Earnings Before Income Taxes and Provision for Income Taxes (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Income Tax Disclosure [Abstract]
(Loss) from continuing operations	$ (830,115)	$ (713,945)	$ (1,192,226)
(Loss) from discontinued operations	(2,557,034)	(3,315,217)	(547,712)
Canada	(3,387,149)	(4,029,162)	(1,739,938)
United States	0	0	0
Total	(3,387,149)	(4,029,162)	(1,739,938)
Current	0	0	0
Deferred, Canada	0	2,480,257	(436,654)
Deferred, United States	0	0	0
Total	$ 0	$ 2,480,257	$ (436,654)